Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment

7.Property and equipment

	Right-of-		Leasehold	Office	Computer
Cost	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2019	$200,319	$116,578	$234,772	$52,917	$55,772	$660,358
Additions	—	6,480	2,476	12,799	18,847	40,602
Balance, December 31, 2020	200,319	123,058	237,248	$65,716	$74,619	$700,960
Additions	—	7,712	—	—	5,204	12,916
Balance, December 31, 2021	$200,319	$130,770	$237,248	$65,716	$79,823	$713,876

	Right-of-		Leasehold	Office	Computer
Accumulated Depreciation	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2019	$23,373	$23,996	$4,192	$3,816	$20,934	$76,311
Depreciation for the year	40,068	29,056	50,840	11,828	13,303	145,095
Balance, December 31, 2020	$63,441	$53,052	$55,032	$15,644	$34,237	$221,406
Depreciation for the year	40,068	22,159	50,840	10,015	12,895	135,977
Balance, December 31, 2021	$103,509	$75,211	$105,872	$25,659	$47,132	$357,383

	Right-of-		Leasehold	Office	Computer
Carrying value	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2020	$136,878	$70,006	$182,216	$50,072	$40,382	$479,554
Balance, December 31, 2021	$96,810	$55,559	$131,376	$40,057	$32,691	$356,493